Liabilities - Schedule of deferred royalty liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities [Abstract]
Balance, beginning of period	$ 0	$ 0	$ 131
Accretion	0	0	22
Advance royalty payment			(35)
Sale of investment			(118)
Balance, end of period	0	$ 0	$ 0
Current portion	0
Long Term Portion	$ 0